Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Assets, Net

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Other assets	$58,584	$40,423
Prepaid expenses	1,258,850	65,614
Prepaid GST	139,947	130,073
Less: allowance for expected credit losses	(1,725)	(1,725)
Total prepayments and other assets, net	1,455,656	234,385
Less: amounts classified as non-current assets	(2,972)	(4,457)
Amounts classified as current assets	$1,452,684	$229,928

Schedule of Other Assets Movement of Allowance for Expected Credit Losses

The movement of allowances for credit losses is as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2025 and 2024	$1,725	$600
Provision for credit losses	-	1,125
Ending balance at June 30, 2025 and 2024	$1,725	$1,725